SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim reporting and basis of presentation.  While the information presented in the accompanying interim condensed consolidated financial statements is unaudited, these financial statements include all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  All adjustments in these interim financial statements are of a normal, recurring nature.  Interim financial statements and the notes thereto do not contain all of the disclosures normally found in year-end audited financial statements, and these Notes to Interim Condensed Consolidated Financial Statements are abbreviated and contain only certain disclosures related to the six month period ended June 30, 2011.  It is suggested that these interim financial statements be read in conjunction with the Company’s year-end audited December 31, 2010, financial statements.  Operating results for the six months ended June 30, 2011, are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

Principles of consolidation.  Effective January 1, 2011, the Company closed the accounts of Kidz-Med, Inc. and made the subsidiary inactive.  The parent company, ASRI, will continue to develop products using the Kidz-Med brand name.  The accompanying consolidated financial statements include the accounts of ASRI, and as of and for the six months ended June 30, 2010, its wholly-owned subsidiary, Kidz-Med, Inc.  All significant inter-company transactions have been eliminated.

Use of estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition. The Company sells or consigns its products on a wholesale basis to retailers and medical suppliers, and on a retail basis, direct to customers usually via the internet.  The Company recognizes revenues in accordance with the guidance in the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104.  Accordingly, revenue is recognized when persuasive evidence of a sales arrangement exists, when the selling price is fixed or determinable, when shipment or delivery occurs, ownership has transferred, and when collection is probable.  For wholesale sales, the Company generally negotiates an agreement that covers quantities, delivery, title transfer, pricing, warranties, returns and other terms, which dictate revenue recognition.  Revenue from internet sales is recognized upon shipment of the product to the customer.  All sales are made at a quoted, fixed price determined prior to completion of the sale.

The Company provides a one year limited warranty on most of its retail product sales.  Specific warranty and right of return arrangements are negotiated with wholesalers.  Revenues in the consolidated statement of operations are shown net of any discounts and actual returns of product.  In the Company’s experience, returns for malfunctioning product resulting in warranty claims generally have been insignificant, and as such, no provision for warranty claims is provided in these consolidated financial statements.  Returns of merchantable product are reversed from revenue and returned to inventory for re-sale upon the Company’s receipt of the product.  During the six months ended June 30, 2011, as a result of the court ordered recall for re-packaging (see Note 11 – Commitments and Contingencies – Litigation), the Company reversed $84,208 from revenue.

The Company records shipping and handling charges billed to customers as revenue and the related expense in cost of goods sold, in accordance with its revenue recognition policy.

For the six months ended June 30, 2011 and 2010, a majority of the Company’s revenues were generated from sales of thermometers.  It is impracticable to provide additional product sales information.

During the first six months of 2010, $88,205 of revenue from sales of a previous period whose collection was in doubt was recognized upon the collection of cash.

Inventory and Cost of Goods Sold.  The Company’s inventories consist of finished goods, packaged and unpackaged product, packing supplies and spare parts.  Inventories are stated at lower of cost or market using the first-in first-out method.  Freight for components, labor and warehouse overhead expenses related to assembly and packaging are allocated to the cost of products.  Initial packaging costs are added to the cost of the product.   Excess and unused packaging and re-packaging costs are expensed.  The Company has a variety of spare parts, a portion of which are deemed to have no value for accounting purposes as management has determined that it is doubtful that any amounts will be realized from the ultimate disposition of these spare parts.

Patent. On December 31, 2010, the Company recorded an impairment charge to write-down the carrying value of the Disintegrator® patent to $639,138, representing the present value of expected future cash flows over the remaining life of the patent.  The Company continues to estimate that market demand for the patent will exceed the patent life expiring in May 2022, and therefore beginning January 1, 2011, started amortizing the adjusted value of the patent on a straight-line basis over the remaining patent life.  Should the Company’s estimate of market demand change, the Company will adjust its patent amortization schedule accordingly.  The Company records amortization expense as a component of operating, sales and administrative expenses.

Earnings (Loss) per share. Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding during the periods.  Diluted net income (loss) per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.  After consideration of the 200-to-1 reverse common stock split (see Note 12 – Equity), potentially dilutive common shares at June 30, 2011, aggregate 14,047,960 shares, consisting of: 4,637,818 shares issuable upon the exercise of outstanding warrants; 273,867 shares available upon conversion of the 2007 subscription agreement debentures; up to 139,013 shares issuable should all of the 2007 convertible debt noteholders elect to convert accrued interest to common shares; up to 5,385,000 shares available upon conversion of Granite’s first, second and third quarter 2010 convertible debentures; 835,288 shares issuable upon conversion of the notes to Lanktree; 16,667 shares issuable to Lender 3 upon conversion; 166,667 shares issuable to Lender 4 upon conversion; and up to 2,367,033 shares committed as part of obligations to employees and service providers upon reaching certain targets.  The above figures exclude shares issuable under the Company’s stock option and incentive stock plans.

Fair value measurements. The FASB’s Accounting Standards Codification defines fair value as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 – Quoted prices for identical instruments in active markets.
Level 2 – Quoted prices for similar instruments in active or inactive markets and valuations derived from models where all significant inputs are observable in active markets.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable in any market.

Given the conditions surrounding the trading of the Company’s equity securities, the Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines.  For the six month period ended June 30, 2011, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these condensed consolidated financial statements.

	Balance at			Balance at
	December 31,	New	Change in	June 30,
	2010	Issuances	Fair Values	2011
Level 3 -
Derivative liabilities from:
Conversion features	$569,572	$-	$1,031,180	$1,600,752
Warrants	153,750	1,084	(88,237)	66,597
Anti-dilution provisions
triggered by issuances of
common stock equivalents	269,824	854,560	979	1,125,363
Derivative instruments	993,146	855,644	943,922	2,792,712
Contracts to be settled with
common shares in excess of
share capital authorized	125,377	-	(125,377)	-
	$1,118,523	$855,644	$818,545	$2,792,712

Recent accounting pronouncements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, which updated the guidance in ASC Topic 820, Fair Value Measurement. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. ASU 2011-04 is not expected to have a material impact on the Company’s financial position or results of operations.

Management does not believe that there would have been a material effect on the accompanying financial statements had any other recently issued, but not yet effective, accounting standards been adopted in the current period.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation.  The accompanying consolidated financial statements include the accounts of American Scientific Resources, Incorporated, and its wholly-owned subsidiary, Kidz-Med, Inc.  All significant inter-company transactions have been eliminated.

Effective January 1, 2011, the Company closed the accounts of Kidz-Med, Inc. and made the subsidiary inactive.  The parent company, ASRI, will continue to develop products using the Kidz-Med brand name.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue recognition. The Company sells or consigns its products on a wholesale basis to retailers and medical suppliers, and on a retail basis, direct to customers usually via the internet.  The Company recognizes revenues in accordance with the guidance in the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104.  Accordingly, revenue is recognized when persuasive evidence of a sales arrangement exists, when the selling price is fixed or determinable, when shipment or delivery occurs, ownership has transferred, and when collection is probable.  For wholesale sales, the Company generally negotiates an agreement that covers quantities, delivery, title transfer, pricing, warranties, returns and other terms, which dictate revenue recognition.  Revenue from internet sales is recognized upon shipment of the product to the customer.  All sales are made at a quoted, fixed price determined prior to completion of the sale.

Revenue from product placed with customers on consignment is recognized when the customer has confirmed sale of the product to third parties and collection is probable.  In August 2009, a significant consignment arrangement was terminated, and since then, no products have been distributed on consignment.  During the year ended December 31, 2010, $223,862 of revenue from consigned sales related to a prior period where collection was then in doubt, was recognized upon the collection of cash.

The Company provides a one year limited warranty on most of its retail product sales.  Specific warranty and right of return arrangements are negotiated with wholesalers.  Revenues in the consolidated statement of operations are shown net of any discounts and actual returns of product.  In the Company’s experience, returns for malfunctioning product resulting in warranty claims generally have been insignificant, and as such, no provision for warranty claims is provided in these consolidated financial statements.  Returns of merchantable product are reversed from revenue and returned to inventory for re-sale upon the Company’s receipt of the product.

The Company records shipping and handling charges billed to customers as revenue and the related expense in cost of goods sold.

For the years ended December 31, 2010 and 2009, a majority of the Company’s revenues were generated from sales of the Vera Temp thermometer, the Disintegrator Plus® and the now discontinued Thermofocus thermometer.  It is impracticable to provide additional product sales information.

Cash and cash equivalents.  The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable.  Accounts receivable are stated at net realizable value and net of accounts receivable sold subject to charge-back.  Management provides for uncollectible amounts through a charge to earnings and a credit to an allowance for doubtful accounts based on its assessment of the current status of individual accounts and historical collection information.  Balances that are deemed uncollectible after management has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable.

Inventory and Cost of Goods Sold.  The Company’s inventories consist of finished goods on-hand and consigned to others, packaged and unpackaged product, packing supplies and spare parts.  Inventories are stated at lower of cost or market using the first-in first-out method.  Freight for components, labor and warehouse overhead expenses related to assembly and packaging are allocated to the cost of products.  Initial packaging costs are added to the cost of the product.   Excess and unused packaging and re-packaging costs are expensed.  To date, no depreciation on equipment used to assemble and package products has been allocated to inventory or cost of goods sold since such allocable depreciation has been deemed insignificant.  The Company has a variety of spare parts, a portion of which are deemed to have no value for accounting purposes as management has determined that it is doubtful that any amounts will be realized from the ultimate disposition of these spares parts.

Commissions related to a specific sale are included in cost of goods sold.  Advertising and promotional materials are expensed as operating, sales and administrative expenses.

The Company reviews finished inventory on-hand, work in progress and consigned to others, and provides for missing, obsolete and damaged product periodically based on the results of the review.  The Company periodically adjusts the carrying value of its inventory to estimated net realizable value should that amount be less than the Company’s carrying value.  Inventory reserves are established to adjust inventory for product believed to be lost or damaged, or unaccounted for after distribution on consignment, when known.  It is possible that a portion of amounts established for inventory reserves will ultimately be collected in cash from charged-back to vendors, product located, repaired and/or re-packaged, and/or returned to the Company for resale.  At December 31, 2010, the Company had no inventory consigned to others.

Fixed assets. Fixed assets are stated at cost and depreciated using the straight-line method over the asset’s estimated useful life.  Fixed assets, which consist of packaging equipment and computer equipment, have been deemed to have useful lives of approximately 3 to 5 years and are being depreciated over this period.  The Company records depreciation expense as a component of operating, sales and administrative expenses.

Patent. In September 2009, ASRI acquired from Safeguard Medical Technologies, LLC, a patent for the Disintegrator®, a home medical device for the destruction of needles and lancets.  The patent for the Disintegrator® is being amortized on a straight-line basis over the remaining life of the patent, a period of 151 months from acquisition to expiration.  The Company records amortization expense as a component of operating, sales and administrative expenses.

Research and development costs.  Expenditures for research and development of the Company’s products, consisting primarily of design, engineering, consulting and testing costs, are expensed as operating expenses as incurred.  For the years ended December 31, 2010 and 2009, such expenses amounted to $271,207 and $27,730, respectively.

Income taxes.  The Company provides for income taxes in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”) using an asset and liability based approach.  Deferred income tax assets and liabilities are recorded to reflect the tax consequences on future years of temporary differences of revenue and expense items for financial statement and income tax purposes.  ASC 740 requires the Company to recognize income tax benefits for loss carry forwards.  The tax benefits recognized must be reduced by a valuation allowance if it is more likely than not that loss carry forwards will expire before the Company is able to realize their benefit, or that future deductibility is uncertain.  For financial statement purposes, the deferred tax asset for loss carry forwards has been fully offset by a valuation allowance since it is uncertain whether any future benefit will be realized.

ASC 740 also provides guidance on recognition, classification and disclosure concerning uncertain tax benefits and tax liabilities.  The evaluation of a tax position requires recognition of a tax benefit or liability if it is ‘more-likely-than-not’ that it will be sustained upon examination.  For tax positions meeting the ‘more-likely-than-not’ threshold, the amount recognized in the financial statements is the largest benefit or liability that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Stock based compensation. The Company has exchanged its common stock for services rendered by employees, directors, consultants and others.  The Company accounts for stock and stock options issued to employees and non-employees for services and other compensation under the provisions of ASC No. 718, Compensation – Stock Compensation and ASC No. 505-50, Equity-Based Payments to Non-Employees, which establish standards for the accounting for transactions in which an entity exchanges its equity instruments for goods and services at fair value.  These standards also address transactions in which an entity incurs liabilities in exchange for goods and services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.  For employees, stock awarded is valued based on the closing bid price on the date of grant.   For non-employees, stock issued for services is valued at either the invoiced or contracted value of services provided, or to be provided, or the fair value of the stock at the due date per the service agreement, or stock issuance date, whichever is more readily determinable.  Warrants or options issued for services provided, or to be provided, are valued at fair value at the date the agreement to award is reached.  The Company has two plans for the issuance of shares to employees and non-employees; the 2007 Stock Option Plan and the 2011 Incentive Stock Plan that became effective in January 2011.  Shares awarded during the years ended 2010 and 2009 have consisted of new shares.

Earnings (Loss) per share. Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding during the periods.  Diluted net income (loss) per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.  Potentially dilutive common shares at December 31, 2010 aggregate up to 1,239,939,699 shares, consisting of 112,222,959 shares issuable upon the exercise of outstanding warrants; 60,439,560 shares available upon conversion of the 2007 subscription agreement debentures; up to 17,600,890 shares issuable should all of the 2007 convertible debt noteholders elect to convert accrued interest to common shares; up to 396,969,697 shares available upon conversion of the first, second and third quarter 2010 convertible debentures; 178,800,000 shares issuable upon conversion of the notes to Lanktree; and up to 473,906,593 shares committed as part of obligations to employees and service providers upon reaching certain targets.  The above figures exclude shares issuable under the Company’s stock option and incentive stock plans.

Concentration of credit risk. Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of cash and trade accounts receivable. The Company places its cash with high credit financial institutions.  The Company extends credit to its customers, all on an unsecured basis, after performing certain credit analysis.  The Company continually performs credit evaluations of its customers and maintains an allowance for doubtful accounts for potential credit losses.

For the year ended December 31, 2010, sales to our two largest customers amounted 26% and 18% of our net product sales revenue.  No other customer accounted for more than 10% of our revenue during 2010.  Sales through various internet sites accounted for 14% of our 2010 net revenue.  For the year ended December 31, 2009, sales to two customers amounted to 49% and 16% of our net product sales revenue.

Loss of a major manufacturer of the Company’s products, or a manufacturer of components used in the Company’s products, may significantly impact future results of operations.  For the year ended December 31, 2010, the Company sourced products from various manufacturers, the largest of which was the Chinese manufacturer of the Company’s Vera Temp thermometer.

Recent accounting pronouncements.  Management does not believe that any recently issued, but yet effective, accounting standards if currently adopted would have a material effect on accompanying condensed consolidated financial statements.

Fair value of financial instruments. The carrying values of accounts receivable, inventory, accounts payable and accrued expenses approximate their fair values due to their short term maturities.  The carrying values of certain of the Company’s notes payable approximate their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.  The carrying values of derivative liabilities have been determined using recognized models that are deemed to reasonably estimate fair values.  It is not practical to estimate the fair value of certain notes payable, the convertible debt and the liability for contingent compensation from acquisition.  In order to do so, it would be necessary to obtain an independent valuation of these unique instruments.  The cost of that valuation would not be justified in light of the circumstances.

Fair value measurements. The FASB’s Accounting Standards Codification defines fair value as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 – Quoted prices for identical instruments in active markets.
Level 2 – Quoted prices for similar instruments in active or inactive markets and valuations derived from models where all significant inputs are observable in active markets.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable in any market.

Given the conditions surrounding the trading of the Company’s equity securities, the Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines.  For the year ended December 31, 2010, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements.

			Re-
	Balance at		classifications		Balance at
	December 31,	New	from Equity to	Change in	December 31,
	2009	Issuances	Liabilities	Fair Values	2010
Level 3 -
Derivative liabilites from:
Conversion features	$-	$1,493,738	$-	$(924,166)	$569,572
Warrants	24,124	470,018	-	(340,392)	153,750
Anti-dilution provisions triggered by issuances of common stock equivalents	-	482,866	-	(213,042)	269,824
Derivative instruments	24,124	2,446,622	-	(1,477,600)	993,146
Contracts to be settled with common shares in excess of share capital authorized	-	-	356,806	(231,429)	125,377
	$24,124	$2,446,622	$356,806	$(1,709,029)	$1,118,523

Derivative instruments. Derivative instruments consist of certain common stock warrants, conversion features arising from issuance of convertible notes, and common shares committed to be issued in excess of the Company’s total authorization for common shares.  The derivative instruments are recorded in the balance sheets at fair value as liabilities.  Changes in fair value are recognized in earnings in the period of change. Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first.